STOCK BASED COMPENSATION. (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of option activity

Summaries of the status of Company's stock option plans as of December 31, 2018 and 2017 and of changes in options outstanding under the Company's plans during those years are as follows (number of shares in thousands):

	Years Ended December 31,
	2018		2017
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at beginning of year	230	$4.18	240	$4.18
Exercised/cancelled	(1)	12.90	(10)	3.74
Outstanding at end of year	229	$4.15	230	$4.18
Options exercisable at end of year	229	$4.15	230	$4.18

Schedule of stock options by exercise price range

Stock options outstanding as of December 31, 2018 were as follows (number of shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (yrs.)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$3.74	219	4.47	$3.74	219	$3.74
$12.90	10	2.59	$12.90	10	$12.90

Schedule of unvested restricted stock activity

The Company granted to certain employees and directors shares of restricted stock under its 2006 and 2016 Stock Incentive Plans. A summary of unvested restricted stock activity is as follows (shares in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2015	463	$10.00
Issued	742	$5.24
Vested	(250)	$9.01
Canceled	(25)	$6.24
Unvested at December 31, 2016	930	$6.57
Issued	664	$6.65
Vested	(480)	$7.30
Canceled	(37)	$6.08
Unvested at December 31, 2017	1,077	$6.31
Issued	1,175	$3.07
Vested	(540)	$7.69
Canceled	(77)	$7.14
Unvested at December 31, 2018	1,635	$3.49

Schedule of stock-based compensation expense

Stock-based compensation expense related to employee and non-employee restricted stock and option grants recognized in selling, general and administrative expenses, were as follows (in thousands):

	Years Ended December 31,
	2018	2017	2016
Employees	$2,905	$3,303	$2,173
Non-employees	533	525	443
Total stock-based compensation expense	$3,438	$3,828	$2,616